Events after the Reporting Period (Details) $ in Thousands, $ in Millions					3 Months Ended	12 Months Ended
	Apr. 09, 2024 MXN ($)	Apr. 03, 2024	Feb. 22, 2024 $ / EquityInstruments	Jan. 31, 2024 MXN ($)	Mar. 31, 2024 MXN ($)	Dec. 31, 2023	Apr. 09, 2024 USD ($)
Events after the reporting period
Principal amount	$ 10,000,000
Spun-off businesses
Events after the reporting period
Percentage of net assets consolidated equity						4.50%
Spun-off businesses | Other Businesses Segment
Events after the reporting period
Percentage of total segment revenues						8.30%
Percentage of total segment income						4.70%
CPOs
Events after the reporting period
Dividend per share ordinary participation certificate | $ / EquityInstruments			0.35
Disposal of major subsidiary
Events after the reporting period
Capital stock reflected a reduction				$ 752,071	$ 376,844
Major business combination [member] | Collectively sky
Events after the reporting period
Ownership interest		100.00%
Credit agreement with a syndicate
Events after the reporting period
Debt term	5 years
Principal amount	$ 10,000,000
Credit facility amount							$ 500
Payments of dividends declared						0.002991452991
Credit agreement with a syndicate | Floating rate | Minimum
Events after the reporting period
Basis points							1.25%
Credit agreement with a syndicate | Floating rate | Maximum
Events after the reporting period
Basis points							1.50%